LEASES - Summary of Future minimum lease payments (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
2019	¥ 23,901
2020	22,955
2021	3,826
2022 and thereafter	0
Total	¥ 50,682	¥ 50,682